UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Income Fund : FICNX

This semi-annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 24	0.47%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$303,935,298
Number of Holdings	223
Portfolio Turnover	8%
What did the Fund invest in?
(as of May 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	49.7
Health Care	12.7
Education	12.3
Special Tax	10.8
Housing	8.6
Others(Individually Less Than 5%)	1.3
95.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 8.6
AA - 48.1
A - 21.5
BBB - 10.2
BB - 3.3
Not Rated - 3.7
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915886.101    407-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Income Fund : FNJHX

This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 22	0.45%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$581,790,662
Number of Holdings	261
Portfolio Turnover	13%
What did the Fund invest in?
(as of May 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	38.2
Transportation	25.4
Education	14.6
Health Care	7.8
Others(Individually Less Than 5%)	8.6
94.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.5
AA - 30.8
A - 48.8
BBB - 8.5
BB - 0.9
Not Rated - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 5.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915887.101    416-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Income Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New Jersey Municipal Income Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 94.6%
	Principal Amount (a)	Value ($)
Delaware,New Jersey - 0.8%
Transportation - 0.8%
Delaware River & Bay Auth Series 2022, 5% 1/1/2042	2,075,000	2,164,285
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2041	500,000	530,390
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2042	800,000	843,143
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2043	600,000	629,309
Delaware River & Bay Auth Series 2024 B, 5% 1/1/2044	425,000	443,072
		4,610,199
TOTAL DELAWARE,NEW JERSEY		4,610,199
New Jersey - 77.2%
Education - 14.6%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2054 (Build America Mutual Assurance Co Insured)	4,650,000	4,693,113
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (b)	3,000,000	3,019,839
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2027 (b)	2,500,000	2,547,971
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (b)	1,400,000	1,412,309
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	255,000	259,519
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (b)	2,355,000	2,444,948
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	2,000,000	2,081,215
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2028	700,000	727,745
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2026 (b)	325,000	330,760
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2027 (b)	325,000	335,517
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (b)	400,000	417,121
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (b)	1,050,000	1,099,132
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2027 (b)	1,325,000	1,367,876
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (b)	1,450,000	1,512,064
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (b)	1,415,000	1,481,211
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2025 (b)	575,000	579,538
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2026 (b)	1,275,000	1,297,598
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2025 (b)	1,850,000	1,864,602
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (b)	7,000,000	7,124,068
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2028 (b)	1,900,000	1,981,325
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2029 (b)	1,900,000	1,988,905
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2030 (b)	1,875,000	1,972,147
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2031 (b)	1,270,000	1,341,613
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2030 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,540,147
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,538,730
New Jersey Educational Facilities Authority (Ramapo College, NJ Proj.) 5% 7/1/2031	3,000,000	3,003,151
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 4% 7/1/2050	3,000,000	2,536,952
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2032	420,000	446,856
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2033	675,000	714,497
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2034	540,000	568,691
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2035	570,000	597,197
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2036	1,095,000	1,141,616
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2037	1,095,000	1,135,037
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2038	985,000	1,014,296
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2039	1,040,000	1,066,179
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2040	1,035,000	1,055,162
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	3,500,000	3,518,133
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	600,000	600,640
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2026	945,000	960,206
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2029	865,000	892,588
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2027	2,875,000	2,919,330
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,000,000	1,010,906
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	600,000	604,575
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	3,335,000	3,382,348
New Jersey Institute of Technology/NJ 5% 7/1/2031	375,000	397,022
New Jersey Institute of Technology/NJ 5% 7/1/2032	375,000	395,412
New Jersey Institute of Technology/NJ 5% 7/1/2033	170,000	178,700
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	1,500,000	1,557,886
New Jersey Institute of Technology/NJ Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,549,337
New Jersey St Edl Facs Auth Rev (Montclair State University NJ Proj.) Series 2024A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,226,124
New Jersey St Edl Facs Auth Rev (Montclair State University NJ Proj.) Series 2024A, 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	1,445,000	1,503,573
New Jersey St Edl Facs Auth Rev (Montclair State University NJ Proj.) Series 2024A, 5% 7/1/2044 (Assured Guaranty Municipal Corp Insured)	1,400,000	1,443,835
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2021C, 2% 3/1/2036	2,000,000	1,585,452
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 4.25% 7/1/2033	570,000	573,251
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.25% 7/1/2043	670,000	675,809
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.375% 7/1/2053	1,000,000	1,002,393
Passaic Cnty NJ Impt Auth Charter Sch Rev (Paterson Arts & Science Chtr Proj.) 5.5% 7/1/2058	635,000	639,187
		84,855,354
Electric Utilities - 0.9%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	5,000,000	4,966,670
Escrowed/Pre-Refunded - 0.0%
New Jersey Economic Dev Auth Rev Series WW, 5.25% 6/15/2040 (Pre-refunded to 6/15/2025 at 100)	105,000	105,082
General Obligations - 37.6%
Audubon NJ Sch Dist Series 2022, 2.75% 8/15/2033 (Assured Guaranty Municipal Corp Insured)	1,160,000	1,030,627
Berkely Township NJ Gen. Oblig. 3.25% 8/15/2035	1,255,000	1,162,590
Brigantine NJ Gen. Oblig. 2% 9/15/2036	1,945,000	1,531,922
County of Bergen NJ Gen. Oblig. Series 2021 ABC, 2% 6/1/2028	285,000	270,432
Englewood NJ Gen. Oblig. 2% 2/1/2029	560,000	515,429
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2031	995,000	876,172
Essex Cnty NJ Gen. Oblig. Series 2020, 2% 9/1/2032	2,760,000	2,356,313
Hanover Park NJ Regl High Sch Dist 3.5% 3/15/2031	1,120,000	1,119,715
Hillsborough Twp NJ Sch Dist 2% 7/15/2040	1,240,000	819,133
Howell Twp NJ Gen. Oblig. 2% 10/1/2031	1,000,000	862,646
Hudson Cnty NJ Gen. Oblig. Series 2020, 3% 11/15/2032	485,000	455,932
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 3% 10/1/2036	2,950,000	2,652,058
Jersey City NJ Gen. Oblig. Series 2022A, 3% 2/15/2037	1,000,000	874,524
Lyndhurst Twp NJ Gen. Oblig. Series 2021, 2% 3/1/2035	2,850,000	2,231,097
Mercer Cnty NJ Gen. Oblig. Series 2021, 2.375% 2/15/2030	2,280,000	2,117,999
Millburn Twp NJ Brd Ed 1% 8/15/2027	1,430,000	1,357,185
Millburn Twp NJ Brd Ed 1% 8/15/2028	1,100,000	1,018,971
Monmouth Cnty NJ Impt Auth Rev Series 2021 A, 3% 3/1/2033 (County of Monmouth NJ Guaranteed)	385,000	367,602
Montclair Twp NJ Brd Ed 3.25% 1/15/2038 (Build America Mutual Assurance Co Insured)	1,825,000	1,635,743
Morris Cnty NJ Gen. Oblig. Series 2021, 2% 2/1/2029	1,085,000	1,008,747
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,250,000	1,087,097
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,000,000	849,260
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	5,000,000	5,194,336
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	1,395,000	1,396,109
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	1,725,000	1,885,512
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,570,000	1,701,608
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2038	3,000,000	3,219,221
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2039	3,000,000	3,195,775
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2031	2,555,000	2,635,324
New Jersey St 2% 6/1/2027	2,000,000	1,936,636
New Jersey St Gen. Oblig. 2% 6/1/2026	6,300,000	6,199,147
New Jersey St Gen. Oblig. 2% 6/1/2029	3,110,000	2,897,654
New Jersey St Gen. Oblig. 3% 6/1/2032	4,240,000	4,104,613
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Ambac Assurance Corp Insured) (d)	10,000,000	9,503,200
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	3,000,000	2,756,170
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (d)	9,800,000	8,676,264
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	14,795,000	12,135,133
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	365,000	287,654
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (d)	355,000	267,444
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (d)	1,135,000	813,674
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (d)	4,930,000	3,549,108
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	10,775,000	7,339,644
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	5,800,000	3,987,913
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (d)	25,000,000	15,273,633
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	13,900,000	7,523,518
New Jersey Trans Trust Fund Auth 3% 6/15/2050	7,500,000	5,245,922
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,300,000	3,624,886
New Jersey Trans Trust Fund Auth 5% 12/15/2033	2,850,000	2,992,496
New Jersey Trans Trust Fund Auth 5% 6/15/2037	10,000,000	10,697,091
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	15,000,000	15,373,002
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	10,000,000	10,213,960
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	1,035,000	984,690
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	780,000	780,378
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	6,440,000	6,732,299
Newark NJ Bd of Ed Bd 4% 7/15/2036 (Build America Mutual Assurance Co Insured)	775,000	775,158
Newark NJ Bd of Ed Bd 4% 7/15/2037 (Build America Mutual Assurance Co Insured)	725,000	716,481
Newark NJ Bd of Ed Bd 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	300,000	317,330
Newark NJ Bd of Ed Bd 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	300,000	321,813
Newark NJ Bd of Ed Bd 5% 7/15/2030 (Build America Mutual Assurance Co Insured)	300,000	325,799
Newark NJ Bd of Ed Bd 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	375,000	411,815
Newark NJ Bd of Ed Bd 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	400,000	438,047
Newark NJ Bd of Ed Bd 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	500,000	543,360
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2032	455,000	397,384
Ocean City NJ Gen. Oblig. Series 2019, 2.25% 9/15/2033	1,170,000	997,313
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2033	685,000	571,093
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2034	1,840,000	1,483,046
Passaic Cnty NJ Gen. Oblig. 2% 11/1/2036	1,230,000	929,995
Piscataway Twp NJ Gen. Oblig. 2% 10/15/2034	1,485,000	1,201,520
Princeton NJ Gen. Oblig. 2.5% 9/15/2032	835,000	748,560
Rahway NJ Sch Dist 2.125% 7/15/2032	2,400,000	2,052,259
Rahway NJ Sch Dist 2.125% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,110,000	823,672
Rahway NJ Sch Dist 2.125% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,003,270
River Vale Township School District 2% 6/15/2030	1,020,000	908,137
Rumson Boro School District 2% 7/15/2034	680,000	550,504
Rumson Boro School District 2% 7/15/2035	865,000	681,290
Rumson Boro School District 2% 7/15/2036	1,185,000	908,076
Rutherford NJ Brd Ed Series 2019, 2.75% 12/15/2036	1,195,000	988,396
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2033	1,925,000	1,582,080
Sayreville NJ Gen. Oblig. Series 2021, 2% 11/1/2034	1,935,000	1,545,944
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2029 (b)	955,000	988,563
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2031 (b)	1,950,000	2,009,387
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2033 (b)	750,000	768,189
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2035 (b)	2,000,000	2,035,510
Washington Twp NJ Ban Gen. Oblig. 2% 5/15/2033	1,000,000	828,632
Washington Twp NJ Brd Ed Series 2023, 3.125% 8/15/2035	1,515,000	1,396,546
		218,574,377
Health Care - 7.5%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	1,250,000	957,296
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (e)(f)	1,000,000	641,710
New Jersey Health Care (AHS Hospital Corp Proj.) 5% 7/1/2031	400,000	411,266
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2046	7,140,000	5,236,260
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2035	750,000	753,236
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 4% 7/1/2037	700,000	691,615
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2033	1,420,000	1,524,386
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 5% 7/1/2034	1,250,000	1,335,401
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 5% 7/1/2025	110,000	110,144
New Jersey Health Care (Hunterdon Medical Center Proj.) 4% 7/1/2045	1,300,000	1,113,217
New Jersey Health Care (Inspira Health Proj.) Series 2024A, 4.125% 7/1/2054	6,000,000	5,155,271
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 5% 7/1/2025	3,000,000	3,004,187
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2027	735,000	766,001
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2028	1,000,000	1,060,529
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2029	455,000	489,848
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	425,000	349,668
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2025	700,000	700,344
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2026	800,000	807,447
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	100,000	101,915
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 3% 7/1/2049	9,640,000	6,960,683
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 5% 7/1/2034	960,000	1,008,957
New Jersey Health Care (Virtua Health Proj.) 2.1% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	11,000,000	11,000,000
		44,179,381
Housing - 2.6%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2020 E, 1.75% 4/1/2030	900,000	810,623
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 10/1/2028	480,000	507,008
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2028	300,000	314,659
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 5% 4/1/2029	500,000	529,870
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2022 I, 5% 10/1/2053	2,950,000	3,037,784
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2028 (b)	1,875,000	1,933,523
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2029 (b)	1,950,000	2,014,272
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 11/1/2030 (b)	2,045,000	2,110,362
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2029 (b)	1,885,000	1,946,239
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multifamily Rev Bonds 12/16/04 Proj.) Series 2023 C, 5% 5/1/2030 (b)	2,000,000	2,065,373
		15,269,713
Special Tax - 2.0%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 4% 11/1/2044 (Assured Guaranty Municipal Corp Insured)	3,000,000	2,631,606
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2027 (Assured Guaranty Municipal Corp Insured)	750,000	782,125
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,058,390
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2027 (Assured Guaranty Municipal Corp Insured)	300,000	312,850
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	350,000	370,437
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	750,000	806,047
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2044 (Assured Guaranty Municipal Corp Insured)	900,000	921,513
NJ Eda Motor Vehicle Series 2017A, 3.125% 7/1/2029	1,335,000	1,283,628
NJ Eda Motor Vehicle Series 2017A, 3.375% 7/1/2030	3,705,000	3,558,986
		11,725,582
Tobacco Bonds - 2.3%
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	5,000,000	5,052,147
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,000,000	1,021,456
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	2,000,000	2,059,769
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,570,000	5,340,020
		13,473,392
Transportation - 9.2%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (b)	1,500,000	1,500,516
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	750,000	762,136
New Jersey Turnpike Authority 5% 1/1/2030	6,345,000	6,866,366
New Jersey Turnpike Authority Series 2024 B, 5.25% 1/1/2049	5,000,000	5,196,824
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	6,035,000	6,242,902
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	5,385,000	5,552,967
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2050 (g)	5,000,000	5,213,450
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (b)	1,430,000	1,422,919
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2028 (Assured Guaranty Municipal Corp Insured)	200,000	211,779
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,593,746
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2032 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,301,145
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured)	750,000	789,562
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	7,000,000	7,013,461
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,018,016
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2038	2,000,000	1,899,141
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 4% 11/1/2039	2,000,000	1,873,453
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2036	1,000,000	1,069,797
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2037	750,000	794,366
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2038	1,000,000	1,049,366
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2039	1,000,000	1,041,479
		53,413,391
Water & Sewer - 0.5%
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 4% 8/1/2059 (b)	1,000,000	801,693
New Jersey Eda Wtr Facs Rev (Middlesex Water Co Proj.) Series 2019, 5% 8/1/2059 (b)	1,000,000	971,859
Rahway Vy NJ Sew Auth Swr Rev 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (d)	1,375,000	911,504
		2,685,056
TOTAL NEW JERSEY		449,247,998
New Jersey,New York - 14.6%
Transportation - 14.6%
Port Auth NY & NJ 4% 7/15/2037 (b)	1,000,000	982,073
Port Auth NY & NJ 4% 7/15/2045 (b)	1,500,000	1,303,516
Port Auth NY & NJ 4% 7/15/2050 (b)	1,215,000	1,017,387
Port Auth NY & NJ 5% 1/15/2047 (b)	6,000,000	6,019,879
Port Auth NY & NJ 5% 7/15/2035 (b)	2,500,000	2,573,742
Port Auth NY & NJ 5% 9/15/2028 (b)	4,000,000	4,133,636
Port Auth NY & NJ 5% 9/15/2029 (b)	1,750,000	1,806,035
Port Auth NY & NJ 5% 9/15/2034 (b)	5,000,000	5,111,615
Port Auth NY & NJ Series 189, 3.25% 5/1/2033	500,000	500,002
Port Auth NY & NJ Series 197, 5% 11/15/2032 (b)	5,000,000	5,073,371
Port Auth NY & NJ Series 223, 4% 7/15/2034 (b)	2,000,000	2,016,697
Port Auth NY & NJ Series 223, 4% 7/15/2035 (b)	2,250,000	2,255,829
Port Auth NY & NJ Series 223, 4% 7/15/2036 (b)	1,350,000	1,341,386
Port Auth NY & NJ Series 223, 4% 7/15/2037 (b)	2,750,000	2,698,139
Port Auth NY & NJ Series 223, 4% 7/15/2038 (b)	6,000,000	5,730,038
Port Auth NY & NJ Series 223, 4% 7/15/2039 (b)	4,000,000	3,754,088
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	3,500,000	3,416,998
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	2,685,000	2,258,141
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	3,525,000	3,732,394
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	3,430,000	3,597,966
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	1,765,000	1,839,041
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,235,000	3,342,622
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,685,000	1,727,238
Port Auth NY & NJ Series 246, 5% 9/1/2033 (b)	7,975,000	8,564,465
Port Auth NY & NJ Series 246, 5% 9/1/2041 (b)	1,400,000	1,431,991
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2044 (b)	1,420,000	1,425,019
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2030 (b)	250,000	262,389
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2036 (b)	6,785,000	6,962,181
		84,877,878
TOTAL NEW JERSEY,NEW YORK		84,877,878
New Jersey,Pennsylvania - 0.3%
Transportation - 0.3%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,200,000	1,248,229
Delaware Rvr Jt Toll Brg PA NJ Series 2019 A, 5% 7/1/2044	700,000	707,453
		1,955,682
TOTAL NEW JERSEY,PENNSYLVANIA		1,955,682
Puerto Rico - 1.2%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,552,650	1,050,533
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	175,000	179,593
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	545,000	571,029
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,300,000	1,390,972
		3,192,127
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	195,000	167,087
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	860,000	896,753
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	125,000	130,448
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2034	110,000	113,669
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2035	480,000	493,298
		1,801,255
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (d)	1,465,000	1,136,331
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	645,000	652,148
TOTAL PUERTO RICO		6,781,861
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033 (g)	1,055,000	1,152,224
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037 (g)	1,645,000	1,757,736
		2,909,960
TOTAL VIRGIN ISLANDS		2,909,960
TOTAL MUNICIPAL SECURITIES (Cost $561,811,878)		550,383,578

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $32,159,031)	2.43	32,152,600	32,159,031

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $593,970,909)	582,542,609
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(751,947)
NET ASSETS - 100.0%	581,790,662

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,251,154 or 0.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	20,082,663	81,106,969	69,030,601	406,747	-	-	32,159,031	32,152,600	0.8%
Total	20,082,663	81,106,969	69,030,601	406,747	-	-	32,159,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	84,855,354	-	84,855,354	-
Electric Utilities	4,966,670	-	4,966,670	-
Escrowed/Pre-Refunded	105,082	-	105,082	-
General Obligations	221,766,504	-	221,766,504	-
Health Care	45,980,636	-	45,980,636	-
Housing	15,269,713	-	15,269,713	-
Special Tax	12,861,913	-	12,861,913	-
Tobacco Bonds	13,473,392	-	13,473,392	-
Transportation	147,767,110	-	147,767,110	-
Water & Sewer	3,337,204	-	3,337,204	-

Money Market Funds	32,159,031	32,159,031	-	-
Total Investments in Securities:	582,542,609	32,159,031	550,383,578	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $561,811,878)	$550,383,578
Fidelity Central Funds (cost $32,159,031)	32,159,031

Total Investment in Securities (cost $593,970,909)		$582,542,609
Cash		100,000
Receivable for fund shares sold		1,119,017
Interest receivable		7,415,231
Distributions receivable from Fidelity Central Funds		64,893
Prepaid expenses		76
Other receivables		28
Total assets		591,241,854
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,106,219
Payable for fund shares redeemed	446,362
Distributions payable	648,087
Accrued management fee	206,244
Other payables and accrued expenses	44,280
Total liabilities		9,451,192
Net Assets		$581,790,662
Net Assets consist of:
Paid in capital		$598,765,018
Total accumulated earnings (loss)		(16,974,356)
Net Assets		$581,790,662
Net Asset Value, offering price and redemption price per share ($581,790,662 ÷ 51,520,144 shares)		$11.29
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Interest		$9,671,334
Income from Fidelity Central Funds		406,747
Total income		10,078,081
Expenses
Management fee	$1,214,576
Custodian fees and expenses	2,489
Independent trustees' fees and expenses	797
Registration fees	24,428
Audit fees	25,458
Legal	3,633
Miscellaneous	1,202
Total expenses before reductions	1,272,583
Expense reductions	(222)
Total expenses after reductions		1,272,361
Net Investment income (loss)		8,805,720
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	107,071
Total net realized gain (loss)		107,071
Change in net unrealized appreciation (depreciation) on investment securities		(20,462,816)
Net gain (loss)		(20,355,745)
Net increase (decrease) in net assets resulting from operations		$(11,550,025)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,805,720	$16,341,400
Net realized gain (loss)	107,071	351,425
Change in net unrealized appreciation (depreciation)	(20,462,816)	12,073,033
Net increase (decrease) in net assets resulting from operations	(11,550,025)	28,765,858
Distributions to shareholders	(8,347,217)	(15,588,511)

Share transactions
Proceeds from sales of shares	105,178,224	105,573,394
Reinvestment of distributions	4,852,526	9,559,182
Cost of shares redeemed	(63,719,433)	(90,458,210)

Net increase (decrease) in net assets resulting from share transactions	46,311,317	24,674,366
Total increase (decrease) in net assets	26,414,075	37,851,713

Net Assets
Beginning of period	555,376,587	517,524,874
End of period	$581,790,662	$555,376,587

Other Information
Shares
Sold	9,214,524	9,108,222
Issued in reinvestment of distributions	423,785	825,073
Redeemed	(5,582,591)	(7,809,906)
Net increase (decrease)	4,055,718	2,123,389

Financial Highlights
Fidelity® New Jersey Municipal Income Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$11.41	$11.14	$12.62	$12.48	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.179	.355	.316	.263	.249	.299
Net realized and unrealized gain (loss)	(.393)	.274	.261	(1.417)	.194	.216
Total from investment operations	(.214)	.629	.577	(1.154)	.443	.515
Distributions from net investment income	(.196)	(.338)	(.307)	(.263)	(.249)	(.299)
Distributions from net realized gain	- C	(.001)	-	(.063)	(.054)	(.066)
Total distributions	(.196)	(.339)	(.307)	(.326)	(.303)	(.365)
Net asset value, end of period	$11.29	$11.70	$11.41	$11.14	$12.62	$12.48
Total Return D,E	(2.07) %	5.58%	5.25%	(9.22)%	3.58%	4.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45% H	.45%	.48%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.45 % H	.45%	.48%	.47%	.47%	.47%
Expenses net of all reductions, if any	.45% H	.45%	.48%	.47%	.47%	.47%
Net investment income (loss)	3.13% H	3.07%	2.81%	2.28%	1.97%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$581,791	$555,377	$517,525	$507,328	$717,965	$616,308
Portfolio turnover rate I	13 % H	12%	29%	14%	12%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity New Jersey Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,684,802
Gross unrealized depreciation	(20,380,581)
Net unrealized appreciation (depreciation)	$(9,695,779)
Tax cost	$592,238,388

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(-)
Long-term	(7,349,220)
Total capital loss carryforward	$(7,349,220)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Jersey Municipal Income Fund	76,994,394	34,866,998
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity New Jersey Municipal Income Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Income Fund	13,235,917	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity New Jersey Municipal Income Fund	443
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $222.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704871.127
NJN-SANN-0725
Fidelity® Connecticut Municipal Income Fund

Semi-Annual Report
May 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Connecticut Municipal Income Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 95.4%
	Principal Amount (a)	Value ($)
Connecticut - 94.0%
Education - 12.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2036	250,000	247,393
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2037	260,000	254,437
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2041	1,195,000	1,091,851
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2036	1,000,000	1,044,194
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	1,750,000	1,815,272
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	2,830,000	2,897,938
Connecticut St Health & Edl Facs Auth Revenue (Taft School, CT Proj.) 3% 7/1/2041	1,340,000	1,081,300
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2037	1,000,000	1,052,137
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2038	1,045,000	1,089,247
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2039	1,595,000	1,652,371
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	1,125,000	1,153,537
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,850,000	1,507,485
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	340,000	339,999
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	432,950
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2031	500,000	500,497
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	550,000	547,683
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	720,000	710,347
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	675,000	659,620
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2030	2,400,000	2,474,444
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2031	1,825,000	1,878,152
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) 5% 7/1/2032	1,000,000	1,028,312
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2026	1,000,000	1,000,337
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2027	2,000,000	2,000,716
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2029	1,500,000	1,500,223
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series L, 5% 7/1/2032	205,000	205,018
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	80,000	82,963
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	1,150,000	1,187,085
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	350,000	360,846
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2030	1,100,000	1,133,004
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2031	1,300,000	1,336,809
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2032	1,050,000	1,078,028
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2033	700,000	717,218
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	750,000	767,161
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2025	1,240,000	1,240,458
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	250,000	255,678
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2038	985,000	985,500
		37,310,210
Escrowed/Pre-Refunded - 0.1%
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2025 (Escrowed to Maturity)	250,000	252,200
Connecticut St Hr Ed Supp Loan Series 2020 D, 5% 11/15/2026 (Escrowed to Maturity)	180,000	185,429
New Haven CT Gen. Oblig. Series 2016 A, 5% 8/15/2027 (Pre-refunded to 8/15/2026 at 100)	35,000	35,889
		473,518
General Obligations - 49.1%
Branford CT Series 2019, 2.25% 10/15/2034	2,400,000	1,997,899
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,060,014
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,037,183
Bridgeport CT Gen. Oblig. Series 2019 A, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,025,704
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2038	800,000	781,103
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2041	1,050,000	977,821
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2046	375,000	328,061
Bridgeport CT Gen. Oblig. Series 2021 A, 4% 8/1/2051	575,000	491,827
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2035	450,000	479,679
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,105,521
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	300,000	331,318
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	250,000	273,468
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	775,000	840,296
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,062,479
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	300,000	316,117
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,000,000	1,044,207
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,293,133
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,020,767
Bridgeport CT Gen. Oblig. Series D, 5% 8/15/2032 (Assured Guaranty Municipal Corp Insured)	3,090,000	3,151,258
Brookfield CT Series 2020, 2% 8/15/2035	365,000	293,345
Connecticut St Gen. Oblig. 2% 1/15/2038	320,000	229,594
Connecticut St Gen. Oblig. 3% 1/15/2039	5,500,000	4,635,683
Connecticut St Gen. Oblig. 3% 6/1/2039	1,400,000	1,149,953
Connecticut St Gen. Oblig. 3% 6/1/2040	3,380,000	2,708,252
Connecticut St Gen. Oblig. 4% 1/15/2034	400,000	411,699
Connecticut St Gen. Oblig. 5% 4/15/2030	2,500,000	2,630,321
Connecticut St Gen. Oblig. Series 2015B, 5% 6/15/2027	4,825,000	4,840,090
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2031	725,000	763,042
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	2,000,000	2,098,465
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2036	2,300,000	2,403,085
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2032	335,000	320,197
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,000,000	2,763,712
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,850,000	1,675,975
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	9,130,000	8,130,562
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	2,875,000	2,502,575
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2038	1,000,000	849,257
Connecticut St Gen. Oblig. Series 2023 A, 5% 5/15/2027	900,000	935,365
Connecticut St Gen. Oblig. Series 2023 B, 5% 8/1/2027	1,835,000	1,919,197
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2029	2,000,000	2,144,406
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2030	1,335,000	1,451,937
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,113,827
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2029	1,855,000	1,992,859
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2030	2,500,000	2,723,678
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2029	1,625,000	1,750,229
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2030	1,000,000	1,091,909
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2031	1,000,000	1,105,608
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2032	1,250,000	1,395,030
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2033	500,000	561,590
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2034	500,000	564,067
Connecticut St Gen. Oblig. Series 2024 D, 5% 5/1/2035	1,000,000	1,118,816
Connecticut St Gen. Oblig. Series 2024 E, 5% 9/1/2031	3,000,000	3,328,735
Connecticut St Gen. Oblig. Series 2024 F, 5% 11/15/2031	2,500,000	2,779,674
Connecticut St Gen. Oblig. Series F, 5% 11/15/2031	4,000,000	4,020,866
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 3% 11/1/2033	1,000,000	925,804
Connecticut St Hr Ed Supp Loan 5% 11/15/2025 (Connecticut St Guaranteed) (b)	400,000	402,021
Connecticut St Hr Ed Supp Loan 5% 11/15/2026 (Connecticut St Guaranteed) (b)	600,000	610,799
Connecticut St Hr Ed Supp Loan 5% 11/15/2027 (Connecticut St Guaranteed) (b)	610,000	625,369
Connecticut St Hr Ed Supp Loan 5% 11/15/2028 (Connecticut St Guaranteed) (b)	525,000	545,856
Connecticut St Hr Ed Supp Loan 5% 11/15/2029 (Connecticut St Guaranteed) (b)	490,000	508,296
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2026 (Connecticut St Guaranteed) (b)	400,000	407,768
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2027 (Connecticut St Guaranteed) (b)	665,000	686,312
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2028 (Connecticut St Guaranteed) (b)	1,020,000	1,062,534
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2029 (Connecticut St Guaranteed) (b)	1,080,000	1,131,978
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2030 (Connecticut St Guaranteed) (b)	1,075,000	1,132,000
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2031 (Connecticut St Guaranteed) (b)	750,000	793,475
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2032 (Connecticut St Guaranteed) (b)	725,000	759,044
Connecticut St Hr Ed Supp Loan Series 2024 B, 5% 11/15/2033 (Connecticut St Guaranteed) (b)	540,000	562,985
Danbury CT Gen. Oblig. Series 2019 B, 2.25% 11/1/2032	50,000	43,856
East Lyme CT Gen. Oblig. 3% 7/15/2038	530,000	442,162
Hamden CT Gen. Oblig. Series 2017 A, 5% 8/15/2027	1,000,000	1,042,520
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2031	1,000,000	1,057,870
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2032	1,250,000	1,316,999
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2033	1,000,000	1,049,834
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2018, 5% 7/15/2034	1,000,000	1,046,035
Meriden CT Gen. Oblig. 3% 6/15/2035	1,165,000	1,050,342
Meriden CT Gen. Oblig. 3.25% 6/15/2036	565,000	517,234
Meriden CT Gen. Oblig. Series 2020 B, 2% 7/1/2036	680,000	509,785
Milford CT Gen. Oblig. 2% 11/1/2033	330,000	272,589
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2035	1,285,000	1,003,379
Milford CT Gen. Oblig. Series 2021 A, 2% 11/1/2036	1,285,000	972,791
Naugatuck Conn Ctfs Partn (Naugatuck CT Proj.) Series 2021 A, 4% 8/15/2038 (b)	3,330,000	3,073,740
New Britain Conn Gen. Oblig. Series 2015A, 5% 3/1/2030	600,000	600,767
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2032 (Assured Guaranty Municipal Corp Insured)	1,635,000	1,679,618
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2033 (Assured Guaranty Municipal Corp Insured)	1,900,000	1,948,267
New Britain Conn Gen. Oblig. Series 2020 A, 3% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	1,985,000	1,507,331
New Haven CT Gen. Oblig. 5% 8/15/2028 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,533,697
New Haven CT Gen. Oblig. 5% 8/15/2030 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,019,707
New Haven CT Gen. Oblig. 5% 8/15/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,014,557
New Haven CT Gen. Oblig. 5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,013,287
New Haven CT Gen. Oblig. 5% 9/1/2029 (Assured Guaranty Municipal Corp Insured)	2,655,000	2,666,024
New Haven CT Gen. Oblig. 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	1,430,000	1,435,151
New Haven CT Gen. Oblig. Series 2015 B, 5% 8/15/2026 (Build America Mutual Assurance Co Insured)	615,000	617,203
New Haven CT Gen. Oblig. Series 2015B, 5% 8/15/2027 (Build America Mutual Assurance Co Insured)	765,000	767,906
New Haven CT Gen. Oblig. Series 2021 A, 4% 8/1/2032	950,000	961,544
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	400,000	431,659
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	550,000	587,220
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	300,000	316,982
New Haven CT Gen. Oblig. Series 2023, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,900,000	1,989,752
New Haven CT Gen. Oblig. Series B, 5% 8/1/2025	500,000	501,352
Rocky Hill Conn Gen. Oblig. Series 2019, 3% 1/15/2036	1,225,000	1,085,105
South Windsor Conn 3% 2/1/2036	765,000	691,462
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2027	1,990,000	2,060,442
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2028	4,400,000	4,656,035
University Connecticut Series 2023 A, 5% 8/15/2029	1,500,000	1,617,606
University Connecticut Series 2023 A, 5% 8/15/2030	1,325,000	1,445,764
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2025	635,000	639,324
West Haven CT Gen. Oblig. Series 2017 A, 5% 11/1/2026	635,000	650,139
West Haven CT Gen. Oblig. Series 2017 B, 5% 11/1/2032	400,000	412,256
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2041	1,125,000	1,010,754
West Haven CT Gen. Oblig. Series 2024, 4% 2/15/2044 (Build America Mutual Assurance Co Insured)	300,000	267,247
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2027 (Build America Mutual Assurance Co Insured)	400,000	412,992
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2029 (Build America Mutual Assurance Co Insured)	500,000	532,439
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2031 (Build America Mutual Assurance Co Insured)	450,000	489,568
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2033 (Build America Mutual Assurance Co Insured)	450,000	496,667
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	300,000	329,335
		148,963,991
Health Care - 12.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(d)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2038	900,000	936,516
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2039	1,360,000	1,405,277
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2040	1,300,000	1,335,433
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2029 (c)	1,055,000	1,076,065
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2030 (c)	275,000	279,856
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2034 (c)	695,000	699,055
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2039 (c)	2,600,000	2,493,471
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,000,000	895,592
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	1,250,000	1,143,961
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	1,800,000	1,550,724
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2021A, 3% 7/1/2039	5,000,000	3,962,412
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2038	250,000	236,319
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,159,843
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	310,000	313,770
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2029	1,290,000	1,348,541
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2025	600,000	599,919
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2026	1,175,000	1,179,449
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2027	700,000	707,900
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	2,600,000	2,460,405
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2040	3,300,000	3,034,134
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2042	1,750,000	1,567,651
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Corp Proj.) Series E, 5% 7/1/2028	1,250,000	1,252,917
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	6,000,000	5,171,164
		38,710,374
Housing - 8.6%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 3.5% 5/15/2039 (b)	140,000	139,270
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2026 (b)	840,000	855,834
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2027 (b)	860,000	887,562
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	225,000	234,234
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	1,890,000	1,938,879
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 5% 5/15/2028 (b)	615,000	637,293
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2018 E 1, 4.25% 5/15/2042	665,000	668,157
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	1,695,000	1,700,457
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 F 1, 3.5% 11/15/2043	1,465,000	1,456,550
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2020A 2, 2.2% 5/15/2031 (b)	1,350,000	1,164,788
Conn St Hsg Fin Auth Series 2019 SUB E 1, 2.85% 11/15/2039	1,000,000	803,252
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,640,000	1,601,477
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2028 (b)	580,000	603,803
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2026 (b)	1,820,000	1,843,682
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2027 (b)	800,000	820,690
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2029 (b)	1,115,000	1,163,555
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 1.95% 11/15/2035	1,520,000	1,174,497
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.3% 5/15/2030	2,000,000	1,783,183
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A 1, 1.6% 5/15/2032	1,500,000	1,219,967
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021 A SUB A3, 1.6% 5/15/2032	2,240,000	1,847,677
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	760,000	750,402
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (e)	3,000,000	2,987,811
		26,283,020
Special Tax - 10.6%
Connecticut St Spl Tax Oblig 5% 1/1/2028	1,600,000	1,685,907
Connecticut St Spl Tax Oblig 5% 1/1/2030	3,500,000	3,804,591
Connecticut St Spl Tax Oblig 5% 1/1/2031	3,410,000	3,752,646
Connecticut St Spl Tax Oblig 5% 1/1/2032	2,500,000	2,778,397
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2028	1,000,000	1,060,147
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	1,000,000	1,080,045
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2041	12,800,000	13,616,104
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,000,000	2,003,167
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2031 (c)	390,000	387,668
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	485,000	462,858
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2041 (c)	660,000	586,964
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (c)	1,225,000	984,625
		32,203,119
Transportation - 0.6%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (b)	2,000,000	1,702,764
Water & Sewer - 0.0%
Greater New Haven Wtr Poll Ctl Auth CT Regl Wstwtr Sys Rev Series 2005 A, 5% 8/15/2035 (National Public Finance Guarantee Corporation Insured)	10,000	10,005
TOTAL CONNECTICUT		285,657,001
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	863,283	584,103
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	100,000	102,624
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	310,000	324,806
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	735,000	786,433
		1,797,966
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	945,000	732,992
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	335,000	338,713
TOTAL PUERTO RICO		2,869,671
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031 (g)	555,000	601,082
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2037 (g)	870,000	929,623
		1,530,705
TOTAL VIRGIN ISLANDS		1,530,705
TOTAL MUNICIPAL SECURITIES (Cost $304,525,885)		290,057,377

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $12,056,865)	2.43	12,054,454	12,056,865

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $316,582,750)	302,114,242
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,821,056
NET ASSETS - 100.0%	303,935,298

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,108,034 or 4.6% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,076,941	26,333,253	35,353,329	157,454	-	-	12,056,865	12,054,454	0.3%
Total	21,076,941	26,333,253	35,353,329	157,454	-	-	12,056,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	37,310,210	-	37,310,210	-
Escrowed/Pre-Refunded	473,518	-	473,518	-
General Obligations	150,761,957	-	150,761,957	-
Health Care	38,710,374	-	34,810,374	3,900,000
Housing	26,283,020	-	26,283,020	-
Special Tax	32,936,111	-	32,936,111	-
Transportation	3,233,469	-	3,233,469	-
Water & Sewer	348,718	-	348,718	-

Money Market Funds	12,056,865	12,056,865	-	-
Total Investments in Securities:	302,114,242	12,056,865	286,157,377	3,900,000
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investement Securities ($)	Net Unrealized Gain (Loss) on Investement Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amoritization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The Change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2025($)
Municipal Bonds	3,900,000	-	17,320	-	-	(17,320)	-	-	3,900,000	17,320

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $304,525,885)	$290,057,377
Fidelity Central Funds (cost $12,056,865)	12,056,865

Total Investment in Securities (cost $316,582,750)		$302,114,242
Cash		100,000
Receivable for fund shares sold		13,103
Interest receivable		3,967,016
Distributions receivable from Fidelity Central Funds		26,231
Prepaid expenses		43
Other receivables		9
Total assets		306,220,644
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,529,053
Payable for fund shares redeemed	427,970
Distributions payable	190,771
Accrued management fee	109,051
Other payables and accrued expenses	28,501
Total liabilities		2,285,346
Net Assets		$303,935,298
Net Assets consist of:
Paid in capital		$320,313,149
Total accumulated earnings (loss)		(16,377,851)
Net Assets		$303,935,298
Net Asset Value, offering price and redemption price per share ($303,935,298 ÷ 28,329,797 shares)		$10.73
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Interest		$4,817,656
Income from Fidelity Central Funds		157,454
Total income		4,975,110
Expenses
Management fee	$662,128
Custodian fees and expenses	1,445
Independent trustees' fees and expenses	444
Registration fees	23,594
Audit fees	27,427
Legal	13,339
Miscellaneous	504
Total expenses before reductions	728,881
Expense reductions	(49)
Total expenses after reductions		728,832
Net Investment income (loss)		4,246,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(177,714)
Total net realized gain (loss)		(177,714)
Change in net unrealized appreciation (depreciation) on investment securities		(8,648,449)
Net gain (loss)		(8,826,163)
Net increase (decrease) in net assets resulting from operations		$(4,579,885)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,246,278	$8,287,296
Net realized gain (loss)	(177,714)	(425,165)
Change in net unrealized appreciation (depreciation)	(8,648,449)	6,498,094
Net increase (decrease) in net assets resulting from operations	(4,579,885)	14,360,225
Distributions to shareholders	(3,997,129)	(7,851,773)

Share transactions
Proceeds from sales of shares	29,679,576	73,845,915
Reinvestment of distributions	2,895,079	5,928,073
Cost of shares redeemed	(37,198,485)	(67,904,382)

Net increase (decrease) in net assets resulting from share transactions	(4,623,830)	11,869,606
Total increase (decrease) in net assets	(13,200,844)	18,378,058

Net Assets
Beginning of period	317,136,142	298,758,084
End of period	$303,935,298	$317,136,142

Other Information
Shares
Sold	2,744,515	6,751,970
Issued in reinvestment of distributions	267,298	542,322
Redeemed	(3,434,271)	(6,202,331)
Net increase (decrease)	(422,458)	1,091,961

Financial Highlights
Fidelity® Connecticut Municipal Income Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$10.80	$10.68	$11.94	$11.96	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.149	.299	.274	.246	.247	.279
Net realized and unrealized gain (loss)	(.285)	.214	.112	(1.232)	.035	.190
Total from investment operations	(.136)	.513	.386	(.986)	.282	.469
Distributions from net investment income	(.163)	(.283)	(.266)	(.244)	(.247)	(.279)
Distributions from net realized gain	(.001)	-	-	(.030)	(.055)	(.010)
Total distributions	(.164)	(.283)	(.266)	(.274)	(.302)	(.289)
Net asset value, end of period	$10.73	$11.03	$10.80	$10.68	$11.94	$11.96
Total Return C,D	(1.45) %	4.81%	3.67%	(8.31)%	2.39%	4.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.49%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.47 % G	.47%	.49%	.49%	.48%	.49%
Expenses net of all reductions, if any	.47% G	.47%	.49%	.49%	.48%	.49%
Net investment income (loss)	2.77% G	2.74%	2.56%	2.23%	2.07%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$303,935	$317,136	$298,758	$306,362	$358,584	$354,094
Portfolio turnover rate H	8 % G	20%	15%	13%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Connecticut Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Court Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Connecticut.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Municipal Securities	$3,900,000	Recovery value	Recovery value	$65.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,192,691
Gross unrealized depreciation	(14,703,101)
Net unrealized appreciation (depreciation)	$(13,510,410)
Tax cost	$315,624,652

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(73,284)
Long-term	(2,622,177)
Total capital loss carryforward	$(2,695,461)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Connecticut Municipal Income Fund	18,982,962	11,015,045
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Connecticut Municipal Income Fund	.43

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Connecticut Municipal Income Fund	247
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $49.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704902.127
CTF-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025